Debt, Finance Lease Obligations and Other Notes Payable - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 MXN ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Debt, finance lease obligations and other notes payable outstanding
Minimum finance lease payments			$ 7,158,821
Other Notes Payable			2,576,874	$ 3,684,060
Prepayment of long-term bank loans			307,489	851,659	$ 73,850
Bank loans maturities between 2017 and 2018
Debt, finance lease obligations and other notes payable outstanding
Prepayment of long-term bank loans	$ 1,292,438			629,311
TVI
Debt, finance lease obligations and other notes payable outstanding
Other Notes Payable			2,624,375	3,808,395
Interest expense on other notes payable			249,375	316,395
Accumulated accrued interest			201,875	192,060
Satellite Transponders
Debt, finance lease obligations and other notes payable outstanding
Obligated interest rate		7.30%
Capital lease monthly fees (Sky)		$ 3.0
Lease term		15 years
Property, plant and equipment, net
Debt, finance lease obligations and other notes payable outstanding
Minimum finance lease payments			$ 691,591	$ 571,420